FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU - Financial Assets Public utility electricity concession (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial Assets - Current	R$ 7,224,354	R$ 2,337,513
Financial Assets - Noncurrent	50,660,769	52,749,546
Estimate of updated amount	57,885,123	55,087,059
Transmission
Disclosure of financial assets [line items]
Estimate of updated amount	49,861,508	46,374,441
Concessions header
Disclosure of financial assets [line items]
Financial assets excluding portion A receivables and other financial items III	55,016,596	53,895,397
Financial Assets - Current	7,724,535
Financial Assets - Noncurrent	R$ 47,292,061
Annual Permitted Revenue
Disclosure of financial assets [line items]
Amortization period	8 years
Annual Permitted Revenue | Transmission
Disclosure of financial assets [line items]
Financial Assets - Current	R$ 7,185,011
Financial Assets - Noncurrent	31,053,004
Estimate of updated amount	38,238,015	R$ 36,570,883
IRPJ/CSLL | Annual Permitted Revenue
Disclosure of financial assets [line items]
Financial liabilities	R$ 3,255,696